UNITED STATES
        SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                   Form 13F

              Form 13F Cover Page

  Report for the Calendar Year or Quarter Ended:
                December 31, 2008

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):

[X] is a restatement.  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ADAR Investment Management LLC
Address:    156 West 56th Street, Suite 801
            New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron Morse
Title:    Chief Operating Officer
Phone:    (212) 373-8900

Signature, Place, and Date of Signing:

/s/ Aaron Morse  New York, New York   February 17, 2009
---------------  ------------------   ------------------
   [Signature]     [City, State]        [Date]

Report Type (Check only one):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of
the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

              FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total:	$82,553 (thousands)

List of Other Included Managers: None.

             FORM 13F INFORMATION TABLE                    Name of Reporting Manager: ADAR Investment Management LLC
For Quarter Ended: December 31, 2008                                                                        Item 8:

Item 1:                        Item 2:        Item 3:     Item 4:   Item 5:             Item 6:     Item 7: Voting Authority

Name of                        Title of       CUSIP       Fair      Shares     Sh/  Put/Investment  Other   (a)   (b)   (c)
Issuer                         Class          Number      Market    or         Prn  CallDiscretion  ManagersSole  SharedNone
                                                          Value     Principal
                                                          (X$1000)  Amount

ALTERNATIVE ASSET MGMT ACQU    COM            02149U101   924       100,000     SH       SOLE               100,000
AMERICAN FINL GROUP INC OHIO   COM            25932104    249       10,900      SH       SOLE               10,900
ASCENT MEDIA CORP              COM SER A      043632108   518       23,700      SH       SOLE               23,700
B & G FOODS INC NEW            CL A           05508R106   684       126,700     SH       SOLE               126,700
BPW ACQUISITION CORP           COM            055637102   1,794     200,000     SH       SOLE               200,000
CASTLEPOINT HOLDINGS LTD       COM            G19522112   8,678     640,000     SH       SOLE               640,000
CLEARWATER PAPER CORP          COM            18538R103   287       34,200      SH       SOLE               34,200
GRACE W R & CO DEL NEW         COM            38388F108   2,388     400,000     SH       SOLE               400,000
HICKS ACQUISITION CO I INC     COM            429086309   1,830     200,000     SH       SOLE               200,000
HORSEHEAD HLDG CORP            COM            440694305   1,410     300,000     SH       SOLE               300,000
IAC INTERACTIVECORP            COM PAR $.001  44919P508   702       44,620      SH       SOLE               44,620
JPMORGAN & CHASE & CO          COM            46625H100   1,577     50,000      SH       SOLE               50,000
KANSAS CITY SOUTHERN           COM NEW        485170302   4,001     210,000     SH       SOLE               210,000
KBL HEALTHCARE ACQUIS CORP I   COM            48241N107   4,255     575,000     SH       SOLE               575,000
LIBERTY ACQUISITION HLDGS CO   COM            53015Y107   1,575     190,000     SH       SOLE               190,000
MARKET VECTORS ETF TR          GOLD MINER ETF 57060U100   339       10,000      SH       SOLE               10,000
MENTOR CORP MINN               COM            587188103   1,547     50,000      SH       SOLE               50,000
NAVIOS MARITIME ACQUIS CORP    SHS            Y62159101   4,038     475,000     SH       SOLE               475,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT  678002106   1,475     20,000      SH       SOLE               20,000
PENNANTPARK INVT CORP          COM            708062104   217       60,000      SH       SOLE               60,000
PROSPECT ACQUISITION CORP      COM            74347T103   915       100,000     SH       SOLE               100,000
SAPPHIRE INDUSTRIALS CORP      COM            80306T109   2,751     300,000     SH       SOLE               300,000
SPORTS PPTYS ACQUISITION COR   COM            84920F107   910       100,000     SH       SOLE               100,000
STATE STR CORP                 COM            857477103   983       25,000      SH       SOLE               25,000
TRANSOCEAN INC NEW             SHS            G90073100   2,835     60,000      SH       SOLE               60,000
TREMISIS ENERGY ACQ CORP II    COM            89472N101   725       100,000     SH       SOLE               100,000
TRIAN ACQUISITION I CORP       COM            89582E108   5,123     575,000     SH       SOLE               575,000
TRIPLECROWN ACQUISITION CORP   UNIT 07/12/201289677G208   4,299     475,000     SH       SOLE               475,000
UNITED REFINING ENERGY CORP    COM            911360105   1,846     200,000     SH       SOLE               200,000
UNITEDHEALTH GROUP INC         COM            91324P102   798       30,000      SH       SOLE               30,000
WELLPOINT INC                  COM            94973V107   843       20,000      SH       SOLE               20,000